UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


        Report for the Calendar Year or Quarter Ended: June 30, 2004


If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


                         Dane, Falb, Stone & Co., Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

                  15 Broad Street       Boston             MA           02109
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-02423
                ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                     Principal                        617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
08/16/2004


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE



REPORT SUMMARY:

Number of Other Included Managers: None
                                  ------

Form 13F Information Table Entry Total: 65
                                       ----

Form 13F Information Table Value Total:   $ 41,803,007.40
                                       ------------------------



OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED: None

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER: None

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Berksh Hthwy                 CL A                 084670108    267        3          3     0       0              3      0        0
Abbott Labs                  Com                  002824100    367     8995       8995     0       0           8995      0        0
Aberdeen Asia Pac Incom Fd   Com                  003009107    550    95640      95640     0       0          95640      0        0
ADE Corp MA                  Com                  00089C107    499    23104      23104     0       0          23104      0        0
Alliance World Dollar Gov    Com                  01879R106    362    32800      32800     0       0          32800      0        0
Allied Capital Corp          Com                  01903Q108   1216    49800      49800     0       0          49800      0        0
AllState Corp                Com                  020002101    270     5800       5800     0       0           5800      0        0
Aust & NZ BnkGrp             Sponsored ADR        052528304    371     5800       5800     0       0           5800      0        0
Banc One Corp                Com                  059438101    459     9000       9000     0       0           9000      0        0
Barrick Gold Cp              Com                  067901108    816    41292      41292     0       0          41292      0        0
BHP Ltd                      Sponsored ADR        088606108    338    19292      19292     0       0          19292      0        0
BP Plc                       Sponsored ADR        055622104    263     4910       4910     0       0           4910      0        0
Brascan Corp                 CL A LTD VT SH       10549P606   1169    41400      41400     0       0          41400      0        0
Bristol Myers Squibb         Com                  110122108    831    33900      33900     0       0          33900      0        0
Ciena Corp                   Com                  171779101     48    13000      13000     0       0          13000      0        0
Cisco Systems                Com                  17275R102   1728    72900      72900     0       0          72900      0        0
Coeur d'Alene Mines Corp     Com                  192108108    155    37903      37903     0       0          37903      0        0
Corporate High Yld FD V      Com                  219931102    583    40011      40011     0       0          40011      0        0
Du Pont de Numours           Com                  263524109    364     8184       8184     0       0           8184      0        0
Duke Realty Invest           Com                  624411505    455    14300      14300     0       0          14300      0        0
Eaton Vance Senior           Sh Ben Int           27826S103    138    14607      14607     0       0          14607      0        0
Enerplus Resources Fund      Unit Tr G New        29274D604   1303    45800      45800     0       0          45800      0        0
Eaton Vance MA Mu Ic         Sh Ben Int           27886E104    155    10342      10342     0       0          10342      0        0
Exxon Mobil Corp             Com                  30231G102    617    13900      13900     0       0          13900      0        0
Federated Department Stores  Com                  31410H101    840    17101      17101     0       0          17101      0        0
Ford Motor Co                Com                  345370100    569    36328      36328     0       0          36328      0        0
General Electric             Com                  369604103    598    18458      18458     0       0          18458      0        0
GlaxoSmithkline              Sponsored ADR        37733W105    622    15010      15010     0       0          15010      0        0
Great Lakes Chem             Com                  390568103    939    34700      34700     0       0          34700      0        0
Grp Telvsa SA De Cv          Sp ADR REP ORD       40049J206    403     8900       8900     0       0           8900      0        0
H&Q Life Sciences Fd         Sh Ben Int           404053100    168    10768      10768     0       0          10768      0        0
Hecla Mng                    Pfd CV Ser B         422704205    327     5500       5500     0       0           5500      0        0
Hewlett Packard              Com                  428236102    247    11700      11700     0       0          11700      0        0
Input/Output                 Com                  457652105    370    44600      44600     0       0          44600      0        0
iShares MSCI Japan Index Fd  Com                  464286848    720    67800      67800     0       0          67800      0        0
Keynote Securities           com                  493308100   1167    84900      84900     0       0          84900      0        0
Latin Amer Equity Fund       Com                  51827Q106    751    52300      52300     0       0          52300      0        0
Lexicon Genetics Inc Com     Com                  528872104   1112   141800     141800     0       0         141800      0        0
Liberty Media Corp           Com                  530718105    687    76400      76400     0       0          76400      0        0
Ericsson LM TelCo.           ADR Cl B Sek10       294821608   1772    59250      59250     0       0          59250      0        0
LSI Logic Corporation        Com                  502161102    693    90900      90900     0       0          90900      0        0
Lubrizol Corporation         Com                  549271104    256     7000       7000     0       0           7000      0        0
MA Health & Educ TE          Sh Ben Int           575672100    264    20000      20000     0       0          20000      0        0
Meditronic                   Com                  585055106    334     6846       6846     0       0           6846      0        0
Merck&Co Inc                 Com                  589331107    325     6833       6833     0       0           6833      0        0
MS/DW Incm                   Com                  61745P874    799    53000      53000     0       0          53000      0        0
New Amer High Income Fd      Com                  641876107    135    69524      69524     0       0          69524      0        0
Newmont Mining               Com                  651639106   1483    38268      38268     0       0          38268      0        0
Nortel Networks              Com                  656568102     60    12015      12015     0       0          12015      0        0
Nuveen Calif Mun Value Fd    Com                  67062C107     96    10802      10802     0       0          10802      0        0
Nuveen Mass Prem Inc         Com                  67061E108    245    17400      17400     0       0          17400      0        0
Occidental Petro Crp         Com                  674599105   1801    37200      37200     0       0          37200      0        0
Pfizer Inc                   Com                  717081103    943    27515      27515     0       0          27515      0        0
Scudder Global               Com                  81115E101    218    34300      34300     0       0          34300      0        0
Scudder High Income Tr       Com                  48841G106    260    40200      40200     0       0          40200      0        0
Senior High Income Portfolio Com                  81721E107    590   106200     106200     0       0         106200      0        0
Telcom NewZealand            Sponsored ADR        879278208    599    20108      20108     0       0          20108      0        0
Telefo de Mex'L              Sp ADR REP ORD       879403780    302     9082       9082     0       0           9082      0        0
Tellabs, Inc.                Com                  879664100    387    44300      44300     0       0          44300      0        0
Thermo Electron Corp         Com                  883556102   1426    46375      46375     0       0          46375      0        0
Toreador Resources Cp        Com                  891050106   4367   594200     594200     0       0         594200      0        0
TXU Corporation              Com                  873168108    247     6100       6100     0       0           6100      0        0
Ulticom, Inc.                Com                  903844108    158    13500      13500     0       0          13500      0        0
Verizon Comm                 Com                  92343V104    602    16640      16640     0       0          16640      0        0
Xcel Energy                  Com                  98389B100    597    35745      35745     0       0          35745      0        0

